Financial Instruments and Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) usdPerBbl usdBbl	Dec. 31, 2023 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of percentage change on interest rates	1.00%
Accumulated impairment [member] | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit losses	$ 1,000,000	$ 1,500,000
Trade receivable, purchasers of petroleum and natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivable typical collection period	25 days
Trade receivable, joint interest receivable | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivable typical collection period	1 month
Trade receivable, joint interest receivable | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivable typical collection period	3 months
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease risk in foreign exchange rate	$ 0.01
Effect on net income	13,800,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income	3,400,000
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income	$ 9,600,000
Commodity price risk | Oil Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdPerBbl	1.00
Potential impact of natural gas price changes	$ 29,700,000
Commodity price risk | Natural Gas and Natural Gas Liquids (NGL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdBbl	0.25